ING Strategic Allocation Portfolios, Inc.

ING Strategic Allocation Conservative Portfolio

ING Strategic Allocation Growth Portfolio

ING Strategic Allocation Moderate Portfolio (“Portfolios”)

ING Series Fund, Inc.

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund (“Funds”)

Supplement dated June 5, 2009 to the Portfolios’ Adviser Class, Class I and Class S Statement of Additional Information (“SAI”) dated May 1, 2009, and the Funds’ Class A, Class B, Class C, Class I and Class O SAI dated September 30, 2008.

ING Strategic Allocation Conservative Portfolio, ING Strategic Allocation Growth Portfolio, and ING Strategic Allocation Moderate Portfolio

The May 1, 2009 SAI for the Portfolios is hereby revised to delete the second sentence in the section entitled “Supplemental Description of Portfolio Investments and Risks — Investments, Investment Strategies and Risks” found on page 7.

ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund, and ING Strategic Allocation Moderate Fund

The September 30, 2008 SAI for the Funds is hereby revised to delete the second sentence in the section entitled “Supplemental Description of Fund Investments and Risks — Investments, Investment Strategies and Risks” found on page 4.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE